Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Return Stacked(R) Bonds & Futures Yield ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	(12.50%)
Return Stacked(R) Bonds & Managed Futures ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	10.43%	(3.07%)
Return Stacked(R) Bonds & Merger Arbitrage ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	7.93%
Return Stacked(R) Global Stocks & Bonds ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	25.10%	10.60%
Return Stacked(R) U.S. Stocks & Futures Yield ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	(2.97%)
Return Stacked(R) U.S. Stocks & Managed Futures ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	19.97%	18.32%